RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Incurred fees	$ 1,333,564	$ 1,435,412
Payable to related parties	147,782	208,963
Salary and commissions	338,649	184,964
Business services agreement [member] | Business instincts group [member]
IfrsStatementLineItems [Line Items]
Incurred fees	411,714	273,475
Payable to related parties
Independent consultant agreement [member] | Alberta lltd [member]
IfrsStatementLineItems [Line Items]
Incurred fees	629,526	487,688
Payable to related parties
Executive consultant agreement [member] | Scottlarson [member]
IfrsStatementLineItems [Line Items]
Incurred fees	123,378	116,266
Payable to related parties	$ 9,363	$ 23,931